Note 21 - Operating Segments - Summary of Financial Information for the Reportable Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Net Interest Income	$ 17,903,000		$ 17,817,000
Provision for credit losses	1,217,000		1,534,000
Net Interest Income after Provision for (Recovery of) Credit Losses	16,686,000		16,283,000
Insurance commissions	820,000		744,000
Income from bank-owned life insurance	128,000		118,000
Net gain on sale of loans	3,745,000		3,699,000
Gain on the sale of SBA loans	1,431,000		453,000
Sale and Leaseback Transaction, Gain (Loss), Net	0		1,485,000
Total Non-Interest Income	7,159,000		8,156,000
Salaries and employee benefits	15,158,000		14,636,000
Directors’ fees and expenses	263,000		201,000
Occupancy and equipment	1,799,000		1,418,000
Data processing	1,760,000		1,298,000
Professional fees	1,848,000		1,087,000
FDIC deposit insurance assessment	530,000		614,000
Advertising	294,000		302,000
Amortization of Intangible Assets	48,000		49,000
Other	1,501,000		1,413,000
Total Non-Interest Expense	23,201,000		21,018,000
Pretax Segment (Loss) Profit	644,000		3,421,000
Income from discontinued operations	0		564,000
Income tax from discontinued operations	0		158,000
Net income from discontinued operations	0		406,000
Segment Assets	675,853,000		685,168,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	947,000		909,000
Non-interest revenue	947,000		909,000
Real Estate Sales Commissions [Member]
Non-interest revenue	0		20,000
Non-interest revenue	0		20,000
Other Fees and Services Fees [Member]
Non-interest revenue	88,000		728,000
Non-interest revenue	88,000		728,000
Quaint Oak Bank [Member]
Net Interest Income	16,737,000	[1]	17,045,000	[2]
Provision for credit losses	1,217,000	[1]	1,969,000	[2]
Net Interest Income after Provision for (Recovery of) Credit Losses	15,520,000	[1]	15,076,000	[2]
Insurance commissions	820,000	[1]	744,000	[2]
Income from bank-owned life insurance	128,000	[1]	118,000	[2]
Net gain on sale of loans	2,038,000		2,187,000
Gain on the sale of SBA loans	1,431,000	[1]	453,000	[2]
Sale and Leaseback Transaction, Gain (Loss), Net	0		1,485,000
Total Non-Interest Income	5,353,000	[1]	6,509,000	[2]
Salaries and employee benefits	13,882,000	[1]	13,195,000	[2]
Directors’ fees and expenses	263,000	[1]	201,000	[2]
Occupancy and equipment	1,796,000	[1]	1,418,000	[2]
Data processing	1,760,000	[1]	1,298,000	[2]
Professional fees	1,709,000	[1]	1,006,000	[2]
FDIC deposit insurance assessment	530,000	[1]	614,000	[2]
Advertising	270,000	[1]	277,000	[2]
Amortization of Intangible Assets	48,000	[1]	49,000	[2]
Other	1,459,000	[1]	1,376,000	[2]
Total Non-Interest Expense	21,717,000	[1]	19,434,000	[2]
Pretax Segment (Loss) Profit	(844,000)	[1]	2,151,000	[2]
Income from discontinued operations	0		564,000
Income tax from discontinued operations	0		158,000
Net income from discontinued operations	0		406,000
Segment Assets	620,182,000	[1]	632,644,000	[2]
Quaint Oak Bank [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	947,000	[1]	909,000	[2]
Non-interest revenue	947,000	[1]	909,000	[2]
Quaint Oak Bank [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	0		20,000
Non-interest revenue	0		20,000
Quaint Oak Bank [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	(11,000)	[1]	593,000	[2]
Non-interest revenue	(11,000)	[1]	593,000	[2]
Quaint Oak Bank, Mortgage [Member]
Net Interest Income	1,166,000		772,000
Provision for credit losses	0		(435,000)
Net Interest Income after Provision for (Recovery of) Credit Losses	1,166,000		1,207,000
Insurance commissions	0		0
Income from bank-owned life insurance	0		0
Net gain on sale of loans	1,707,000		1,512,000
Gain on the sale of SBA loans	0		0
Sale and Leaseback Transaction, Gain (Loss), Net	0		0
Total Non-Interest Income	1,806,000		1,647,000
Salaries and employee benefits	1,276,000		1,441,000
Directors’ fees and expenses	0		0
Occupancy and equipment	3,000		0
Data processing	0		0
Professional fees	139,000		81,000
FDIC deposit insurance assessment	0		0
Advertising	24,000		25,000
Amortization of Intangible Assets	0		0
Other	42,000		37,000
Total Non-Interest Expense	1,484,000		1,584,000
Pretax Segment (Loss) Profit	1,488,000		1,270,000
Income from discontinued operations	0		0
Income tax from discontinued operations	0		0
Net income from discontinued operations	0		0
Segment Assets	55,671,000		52,524,000
Quaint Oak Bank, Mortgage [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	0		0
Non-interest revenue	0		0
Quaint Oak Bank, Mortgage [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	0		0
Non-interest revenue	0		0
Quaint Oak Bank, Mortgage [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	99,000		135,000
Non-interest revenue	$ 99,000		135,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue			909,000
Non-interest revenue			$ 909,000

[1]	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Abstract, Quaint Oak Insurance Agency and QOB Properties.
[2]	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency and QOB Properties.